Note 17 - Fair Value Disclosure Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
		December 31, 2013

(Dollar amounts in thousands)	Level I	Level II	Level III	Total

Assets measured on a recurring basis:
U.S. government agency securities	$-	$25,763	$-	$25,763
Obligations of states and political subdivisions	-	88,614	-	88,614
Mortgage-backed securities in government- sponsored entities	-	38,323	-	38,323
Private-label mortgage-backed securities	-	3,693	-	3,693
Total debt securities	-	156,393	-	156,393
Equity securities in financial institutions	5	745	-	750
Total	$5	$157,138	$-	$157,143
		December 31, 2012

	Level I	Level II	Level III	Total

Assets measured on a recurring basis:
U.S. government agency securities	$-	$24,960	$-	$24,960
Obligations of states and political subdivisions	-	92,596	-	92,596
Mortgage-backed securities in government- sponsored entities	-	71,102	-	71,102
Private-label mortgage-backed securities	-	5,064	-	5,064
Total debt securities	-	193,722	-	193,722
Equity securities in financial institutions	5	745	-	750
Total	$5	$194,467	$-	$194,472

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
		December 31, 2013

(Dollar amounts in thousands)	Level I	Level II	Level III	Total

Assets measured on a non-recurring basis:
Impaired loans	$-	$-	$17,158	$17,158
Other real estate owned	-	-	2,698	2,698
		December 31, 2012

	Level I	Level II	Level III	Total

Assets measured on a non-recurring basis:
Impaired loans	$-	$-	$17,600	$17,600
Other real estate owned	-	-	1,846	1,846

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
	Quantitative Information about Level III Fair Value Measurements
(unaudited, in thousands)	Fair Value Estimate		Valuation Techniquest	Unobservable Input	Range (Weighted Average)
December 31, 2013	December 31, 2013	December 31, 2012
Impaired loans	$17,158	$17,600	Appraisal of collateral (1)	Appraisal adjustments (2)	0.0%	to	-68.0%	-30.0%
				Liquidation expenses (2)	0.0%	to	-45.8%	-2.1%
Other real estate owned	$2,698	$1,846	Appraisal of collateral (1), (3)	Appraisal adjustments (2)	0%	to	-10.0%	-7.5%

Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31, 2013
	Carrying				Total
	Value	Level I	Level II	Level III	Fair Value
	(in thousands)
Financial assets:
Cash and cash equivalents	$26,193	$26,193	$-	$-	$26,193
Investment securities
Available for sale	157,143	5	157,138	-	157,143
Net loans	428,679	-	-	430,502	430,502
Bank-owned life insurance	8,816	8,816	-	-	8,816
Federal Home Loan Bank stock	1,887	1,887	-	-	1,887
Accrued interest receivable	2,135	2,135	-	-	2,135

Financial liabilities:
Deposits	$568,836	$394,422	$-	$175,854	$570,276
Short-term borrowings	10,809	10,809	-	-	10,809
Other borrowings	11,609	-		11,787	11,787
Accrued interest payable	364	364	-	-	364
	December 31, 2012
	Carrying				Total
	Value	Level I	Level II	Level III	Fair Value
	(in thousands)
Financial assets:
Cash and cash equivalents	$45,346	$45,346	$-	$-	$45,346
Investment securities
Available for sale	194,472	5	194,467	-	194,472
Net loans	400,654	-	-	390,206	390,206
Bank-owned life insurance	8,536	8,536	-	-	8,536
Federal Home Loan Bank stock	1,887	1,887	-	-	1,887
Accrued interest receivable	2,163	2,163	-	-	2,163

Financial liabilities:
Deposits	$593,335	$396,582	$-	$196,122	$592,704
Short-term borrowings	6,538	6,538	-	-	6,538
Other borrowings	12,970	-	-	13,337	13,337
Accrued interest payable	492	492	-	-	492